Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock	Common Stock To Be Issued	Common Stock Subscribed For	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance Shares at Sep. 16, 2007	0
Beginning Balance Amount at Sep. 16, 2007	$ 0			$ 0	$ 0	$ 0
Initial capitalization, sale of common stock to directors, September 17, 2007, shares	126,600
Initial capitalization, sale of common stock to directors, September 17, 2007, amount	5			7,995		8,000
Private placement, closed December 31, 2007, shares	254,400
Private placement, closed December 31, 2007, amount	11			52,989		53,000
Ending Balance Amount at Dec. 31, 2007
Net loss					(58,716)	(58,716)
Ending Balance Shares at Dec. 31, 2008	381,000
Ending Balance Amount at Dec. 31, 2008	16			60,984	(58,716)	2,284
Net loss					(15,772)	(15,772)
Ending Balance Shares at Dec. 31, 2009	381,000
Ending Balance Amount at Dec. 31, 2009	16			60,984	(74,488)	(13,488)
Common stock sold in private placement at $0.03125 per share, March 2010, shares	128,000
Common stock sold in private placement at $0.03125 per share, March 2010, amount	6			364,994		365,000
Common stock issued for intellectual property, shares	209,600
Common stock issued for intellectual property, amount	9			217,399		217,408
Common stock sold in private placement at $0.75 per share, September 2010, shares	9,333
Common stock sold in private placement at $0.75 per share, September 2010, amount	0			700,000		700,000
Common stock sold in private placement at $1.00 per share, October 2010, shares	2,500
Common stock sold in private placement at $1.00 per share, October 2010, amount	0			250,000		250,000
Common stock sold in private placement at $1.00 per share, December 2010, shares	5,950
Common stock sold in private placement at $1.00 per share, December 2010, amount	0			595,000		595,000
Forgiveness of debt by director				18,137		18,137
Fair value of vested stock options and warrants				114,016		114,016
Net loss					(1,607,988)	(1,607,988)
Ending Balance Shares at Dec. 31, 2010	736,383
Ending Balance Amount at Dec. 31, 2010	31			232,530	(1,682,476)	638,085
Common Stock sold in Private Placement at $1.00 per share, January 2011, Shares	450
Common Stock sold in Private Placement at $1.00 per share, January 2011, Amount	0			45,000		45,000
Common Stock sold in Private Placement at $1.00 per share, April to June 2011, Shares	8,500
Common Stock sold in Private Placement at $1.00 per share, April to June 2011, Amount	0			185,704		185,704
Fair value of common stock issued to consultatnt for services, Shares	4,602
Fair value of common stock issued to consultatnt for services, Amount	0			498,452		498,452
Cancellation of shares, Shares	(30,000)
Cancellation of shares, Amount	(1)			1		0
Fair value of common stock issued to officer for services, Shares	60,000
Fair value of common stock issued to officer for services, Amount	3			8,009,997		8,010,000
Fair value of vested stock options and warrants				1,793,904		1,793,904
Fair value of common stock transferred to officer				702,037		702,037
Fair value of common stock transferred from CEO to a director				1,040,000		1,040,000
Net loss					(25,694,100)	(25,694,100)
Ending Balance Shares at Dec. 31, 2011	779,936
Ending Balance Amount at Dec. 31, 2011	33			14,595,625	(27,376,576)	(12,780,918)
Forgiveness of debt by director
Common Stock sold in Private Placement at $1.00 per share, net of derivative liability, February 2012, Shares	2,500
Common Stock sold in Private Placement at $1.00 per share, net of derivative liability, February 2012, Amount	0			67,919		67,919
Common stock issued to consultants for services, Shares	15,495
Common stock issued to consultants for services, Amount	1			799,999		800,000
Fair value of common stock issued with notes payable, Shares	3,125
Fair value of common stock issued with notes payable, Amount	0	245,153		252,735		497,888
Fair value of common stock issued with notes payable recorded as financing cost, Shares	17,750
Fair value of common stock issued with notes payable recorded as financing cost, Amount	0			875,000		875,000
Fair value of vested stock options and warrants				2,528,254		2,528,254
Net loss					(3,307,619)	(3,307,619)
Ending Balance Shares at Dec. 31, 2012	818,806
Ending Balance Amount at Dec. 31, 2012	34	245,153		19,119,532	(30,684,195)	(11,319,476)
Forgiveness of debt by director
Common stock issued in settlement of notes payable and accrued interest and penalty, Shares	9,267,641
Common stock issued in settlement of notes payable and accrued interest and penalty, Amount	386			9,267,255		9,267,641
Common stock issued for cash under the restructuring, Shares	950,000
Common stock issued for cash under the restructuring, Amount	40		400,000	839,970		1,240,010
Fair value of common stock issued for cancellation of outstanding warrants, Shares	122,734
Fair value of common stock issued for cancellation of outstanding warrants, Amount	5			122,729		122,734
Fair value of vested stock options and warrants, Amount				357,362		357,362
Common stock issued to induce exchange transaction, Shares	2,173,134
Common stock issued to induce exchange transaction, Amount	91			2,173,044		2,173,135
Common stock issued for Lion transaction, Shares	1,340,000
Common stock issued for Lion transaction, Amount	56			6,699,944		6,700,000
Common stock issued to directors, Shares	400,596
Common stock issued to directors, Amount	17			2,002,965		2,002,965
Net loss					(13,884,847)	(13,884,847)
Ending Balance Shares at Sep. 30, 2013	15,072,911
Ending Balance Amount at Sep. 30, 2013	$ 629	$ 245,153	$ 400,000	$ 40,582,801	$ (44,569,042)	$ (3,340,459)